Share capital - Changes in share capital (Details) € / shares in Units, $ in Thousands			1 Months Ended				12 Months Ended
		May 07, 2020 EUR (€) item € / shares shares	Oct. 31, 2020 EUR (€) € / shares shares	Jul. 31, 2020 EUR (€) € / shares shares	Jun. 30, 2020 EUR (€) € / shares shares	Feb. 29, 2020 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) item € / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2019 EUR (€) item € / shares shares
Bonds converted to new shares | item									310			242
Nominal value per share | € / shares							€ 0.20	€ 0.20	€ 0.20		€ 0.20
Increase in share capital due to conversion							€ 14,712,000					€ 2,871,000
Share premiums (as restated)							22,538,000	€ 22,538,000	€ 22,538,000		€ 22,538,000	45,478,000
Shares issued in offering | shares								4,870,155
Capital increase from offering							23,486,000			$ 974
Costs incurred in relation to equity transactions	[1]						2,709,000
Increase in share capital due to exercise of warrants							1,315,000
Dividends distributed							0					0
Cash reserve related to the liquidity agreement							80,000	€ 80,000	80,000		80,000	€ 45,000
Private Placement
Share premiums (as restated)			€ 5,745,000	€ 4,227,000	€ 2,788,000	€ 868,000	13,627,000	€ 13,627,000	€ 13,627,000		€ 13,627,000
Proceeds from offering			€ 10,000,000	€ 6,100,000	€ 4,000,000.0	€ 3,300,000	23,486,000
Shares issued in offering | shares			21,276,596	9,563,732	6,060,606	12,394,071
Offering price per share | € / shares			€ 0.47	€ 0.642	€ 0.66	€ 0.27
Capital increase from offering			€ 4,255,000	€ 1,913,000	€ 1,212,000	€ 2,479,000	9,859,000
Private Placement to NEGMA
Share premiums (as restated)					€ 984,000
Shares issued in offering | shares					2,050,000
Offering price per share | € / shares					€ 0.68
Capital increase from offering					€ 410,000
Initial Public Offering
Costs incurred in relation to equity transactions							€ 787,000
Convertible notes to NEGMA
Bonds converted to new shares		41							68		68	242
Conversion of convertible notes (in shares) | shares		2,050,000						3,400,000				10,499,841
Nominal value per share | € / shares		€ 0.20					€ 0.20	€ 0.20	€ 0.20		€ 0.20	€ 0.20
Increase in share capital due to conversion		€ 410,000					€ 680,000					€ 2,100,000
Share premiums (as restated)		€ 984,000					€ 6,000	€ 6,000	€ 6,000		€ 6,000	€ 771,000
Convertible notes to Atlas
Bonds converted to new shares | item									330
Conversion of convertible notes (in shares) | shares								17,178,683
Nominal value per share | € / shares							€ 0.20	€ 0.20	€ 0.20		€ 0.20
Increase in share capital due to conversion							€ 3,436,000
Share premiums (as restated)							9,208,000	€ 9,208,000	€ 9,208,000		€ 9,208,000
Share capital
Conversion of convertible notes (in shares) | shares								22,628,683				10,499,841
Increase in share capital due to conversion							4,526,000					€ 2,100,000
Shares issued in offering | shares								49,295,005
Capital increase from offering							9,858,000
Costs incurred in relation to equity transactions							2,709,000
Increase in share capital due to exercise of warrants							974,000
Issued premium
Increase in share capital due to conversion							10,186,000					€ 771,000
Share premiums (as restated)							341,000	€ 341,000	341,000		341,000
Capital increase from offering							13,628,000
Costs incurred in relation to equity transactions	[1]						2,709,000
Increase in share capital due to exercise of warrants							341,000
Treasury shares
Treasury shares purchased at cost | shares								48,228				83,479
Reduction of equity due to purchase of treasury shares							43,000					€ 17,000
As filed
Increase in share capital due to conversion							8,841,000					2,629,000
Share premiums (as restated)							17,821,000	€ 17,821,000	€ 17,821,000		€ 17,821,000	€ 45,237,000
Capital increase from offering							24,880,000
Costs incurred in relation to equity transactions							787,000
Increase in share capital due to exercise of warrants							€ 1,315,000

[1]	Costs incurred by the Company in relation to private placements totaling €23.5 million that occurred in February, June, July and October 2020.